Fair Value of Financial Instruments - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Fair value of financial instruments on balance sheet [line items]
Business and government	$ 303,582	$ 309,310	$ 262,253
Securitization and structured entities' liabilities	26,336	27,068	$ 25,158
Financial liabilities at fair value through profit or loss, category [member]
Fair value of financial instruments on balance sheet [line items]
Structured Note Liabilities	30,303	26,305
Metal Deposits	174	218
Securitization and structured entities' liabilities	1,620	1,252
Structured deposits	603	536
Financial assets at fair value through profit or loss [member]
Fair value of financial instruments on balance sheet [line items]
Business and government	6,229	5,496
Residential mortgages loans	370	176
Financial assets at fair value through other comprehensive income [member]
Fair value of financial instruments on balance sheet [line items]
Business and government	$ 61	$ 60